Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Fidelity Merrimack Street Trust
10.31 Fidelity Fixed-Income ETFs Combo PRO-08
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Supplement to theFidelity® Corporate Bond ETF, Fidelity® Limited Term Bond ETF and Fidelity® Total Bond ETFDecember 30, 2021Prospectus
10.31 Fidelity Fixed-Income ETFs Combo PRO-08 | Fidelity® Corporate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Normally investing at least 80% of assets in corporate bonds and other corporate debt securities and repurchase agreements for those securities. Normally investing primarily in investment-grade corporate debt securities and repurchase agreements for those securities.